Investment Strategy - Capital Group Dividend Value ETF	May 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.